Document And Entity Information - USD ($)	9 Months Ended
	Sep. 30, 2015	Nov. 12, 2015	Jun. 30, 2014
Entity Registrant Name	GeoVax Labs, Inc.
Entity Central Index Key	0000832489
Trading Symbol	govx
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		31,950,813
Entity Public Float			$ 4,780,857
Document Type	S-1
Document Period End Date	Sep. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q3
Amendment Flag	false